Schedule of Investments ─ NYLI MacKay Muni Short Duration ETF

January 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 101.6%

Corporate Bonds — 3.4%
Lifespan Corp.
Series 2025
5.050%, due 2/15/30	$500,000	$506,997
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	750,000	761,637
Toll Road Investors Partnership II LP
6.220%, due 2/15/29(a)	500,000	416,182
6.670%, due 2/15/32(a)	400,000	270,805
Total Corporate Bonds
(Cost $1,952,212)		1,955,621

Municipal Bonds — 98.2%

Alabama — 4.1%
Black Belt Energy Gas District, Revenue Bonds
4.000%, due 10/1/52(b)(c)	100,000	101,096
Series B
5.000%, due 12/1/30	100,000	107,029
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
4.000%, due 11/1/51(b)(c)	400,000	407,592
Series C
5.000%, due 5/1/55(b)(c)	405,000	433,042
Series E
5.000%, due 10/1/30	500,000	542,853
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	750,000	774,415
		2,366,027
Alaska — 0.6%
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series A
5.500%, due 10/1/42	350,000	361,867

Arizona — 2.6%
Maricopa County Industrial Development Authority, Revenue Bonds
4.375%, due 5/1/33	500,000	498,138
Tempe Industrial Development Authority, Revenue Bonds
Series 2
3.500%, due 12/1/30	1,000,000	1,003,948
		1,502,086
California — 4.0%
California Community Choice Financing Authority, Revenue Bonds
5.000%, due 7/1/53(b)(c)	420,000	444,194
Series B
5.000%, due 1/1/55(b)(c)	475,000	501,255
California Municipal Finance Authority, Revenue Bonds
Series A
2.950%, due 1/1/56(b)(c)	500,000	502,818
5.000%, due 12/1/27	100,000	102,970

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Los Angeles Department of Water & Power, Revenue Bonds
Series B
5.000%, due 7/1/30	$200,000	$222,204
State of California, General Obligation Bonds
4.875%, due 9/1/30	500,000	519,716
		2,293,157
Colorado — 1.8%
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation Bonds
Insured: ST AID WITHHLDG
5.500%, due 12/1/26	300,000	308,186
Southglenn Metropolitan District, General Obligation Bonds
5.000%, due 12/1/30	755,000	755,789
		1,063,975
Connecticut — 0.9%
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds
Series 2
5.000%, due 11/15/45(b)(c)	500,000	501,762

Florida — 3.3%
County of Miami-Dade Seaport Department, Revenue Bonds
Series A
5.000%, due 10/1/30	450,000	489,247
Currents Community Development District, Special Assessment
Series A
3.500%, due 5/1/30	290,000	287,782
Epperson North Community Development District, Special Assessment
Series A
3.100%, due 11/1/31	250,000	240,872
Florida Housing Finance Corp., Revenue Bonds
Series D
3.000%, due 3/1/43(b)(c)	250,000	250,621
Village Community Development District No 13, Special Assessment
2.550%, due 5/1/31	250,000	242,433
Village Community Development District No 15, Special Assessment
4.250%, due 5/1/28	385,000	390,278
		1,901,233
Georgia — 7.1%
Atlanta Development Authority (The), Revenue Bonds
Series B
8.125%, due 7/1/30	1,000,000	981,786
Atlanta Urban Residential Finance Authority, Revenue Bonds
3.200%, due 5/1/29(b)(c)	1,000,000	1,004,410
Fulton County Residential Care Facilities for the Elderly Authority, Revenue Bonds
5.000%, due 7/1/31	1,000,000	1,006,225

Schedule of Investments ─ NYLI MacKay Muni Short Duration ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Georgia (continued)
Main Street Energy, Inc., Revenue Bonds
Series D
5.000%, due 12/1/33	$500,000	$539,625
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.000%, due 5/1/52(b)(c)	150,000	152,835
Series E
5.000%, due 5/1/55(b)(c)	400,000	430,814
		4,115,695
Guam — 0.6%
Territory of Guam, Revenue Bonds
Series F
5.000%, due 1/1/29	315,000	333,893

Hawaii — 0.8%
Kauai County Community Facilities District, Special Tax
4.000%, due 5/15/30	470,000	482,706

Illinois — 5.0%
Sales Tax Securitization Corp., Revenue Bonds
Series A
5.000%, due 1/1/28	465,000	484,727
State of Illinois, General Obligation Bonds
Series D
5.000%, due 11/1/27	500,000	520,785
Village of Pingree Grove IL, Special Tax
Insured: BAM
3.500%, due 3/1/31	1,250,000	1,260,735
Village of Rantoul IL, General Obligation Bonds
Insured: AG
5.000%, due 1/1/29	580,000	616,107
		2,882,354
Indiana — 6.0%
Center Grove Community School Corp., General Obligation Bonds
Insured: ST AID INTERCEPT
5.000%, due 1/1/27	250,000	254,472
Indiana Finance Authority, Revenue Bonds
Series 1
5.000%, due 10/1/64(b)(c)	250,000	268,846
Series C
3.000%, due 11/1/30	250,000	246,557
Indiana Housing & Community Development Authority, Revenue Bonds
Series 3 Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	390,000	411,597
Series B Insured: GNMA/FNMA/FHLMC
1.800%, due 7/1/32	200,000	177,572
Series B2 Insured: GNMA/FNMA/FHLMC
4.000%, due 1/1/28	100,000	101,371
Indiana Secondary Market for Education Loans, Inc., Revenue Bonds
Series 1A
5.000%, due 6/1/28	400,000	414,171

	Principal Amount	Value
Municipal Bonds (continued)

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series B2
5.000%, due 1/1/28	$450,000	$469,348
New Palestine Community Schools, General Obligation Bonds
Insured: ST AID INTERCEPT
5.000%, due 1/15/27	350,000	357,926
Seymour Elementary School Building Corp., Revenue Bonds
Insured: ST AID INTERCEPT
5.000%, due 7/15/27	750,000	775,014
		3,476,874
Iowa — 0.9%
Kirkwood Community College, General Obligation Bonds
3.000%, due 6/1/32	500,000	500,170

Kansas — 0.8%
County of Johnson KS, General Obligation Bonds
Series A
2.000%, due 9/1/31	500,000	466,827

Kentucky — 2.4%
Kentucky Higher Education Student Loan Corp., Revenue Bonds
Series 2
5.255%, due 6/1/28	500,000	511,891
Kentucky Housing Corp., Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/55	450,000	479,364
Kentucky Public Energy Authority, Revenue Bonds
Series A
5.250%, due 6/1/55(b)(c)	400,000	425,625
		1,416,880
Louisiana — 0.9%
Louisiana Public Facilities Authority, Revenue Bonds
Series B
5.000%, due 5/15/30	450,000	490,846

Maryland — 1.4%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 7/1/26	800,000	808,296

Michigan — 2.5%
City of Muskegon Heights MI Water Supply System Revenue, Revenue Bonds
Insured: NATL
4.500%, due 11/1/30	285,000	285,367

Schedule of Investments ─ NYLI MacKay Muni Short Duration ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Michigan (continued)
Michigan Finance Authority, Revenue Bonds
Series A
3.267%, due 6/1/39	$170,000	$161,802
Series MI
3.130%, due 12/1/39(b)(c)	1,000,000	1,000,119
		1,447,288
Minnesota — 2.6%
City of Mankato MN, General Obligation Bonds
Series A
2.125%, due 2/1/27	500,000	497,284
County of Washington MN, General Obligation Bonds
Series A
2.100%, due 2/1/27	500,000	496,363
Minnesota Housing Finance Agency, Revenue Bonds
Series U Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	495,000	522,393
		1,516,040
Missouri — 0.5%
Kansas City Land Clearance Redevelopment Authority, Tax Allocation
Series B
4.375%, due 2/1/31	275,000	275,452

Montana — 0.2%
City of Forsyth MT, Revenue Bonds
Series A
3.875%, due 10/1/32	100,000	104,302

Nebraska — 0.5%
Nebraska Investment Finance Authority, Revenue Bonds
Series H Insured: GNMA/FNMA/FHLMC
6.500%, due 9/1/53	250,000	263,473

Nevada — 0.5%
Sparks Tourism Improvement District No 1, Revenue Bonds
3.875%, due 6/15/28	275,000	276,413

New Hampshire — 3.6%
New Hampshire Business Finance Authority, Revenue Bonds
4.000%, due 1/1/30	280,000	284,410
Series A
4.000%, due 12/1/28	1,000,000	1,021,241
New Hampshire Housing Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/56	445,000	513,278

	Principal Amount	Value
Municipal Bonds (continued)

New Hampshire (continued)
State of New Hampshire, General Obligation Bonds
Series B
3.000%, due 11/1/29	$250,000	$250,033
		2,068,962
New Jersey — 2.6%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series 1B
5.000%, due 12/1/27	500,000	517,765
Township of Piscataway NJ, General Obligation Bonds
3.000%, due 10/15/27	1,000,000	1,005,063
		1,522,828
New Mexico — 1.1%
New Mexico Mortgage Finance Authority, Revenue Bonds
Series A
5.750%, due 3/1/57	500,000	556,762
Series C Insured: GNMA/FNMA/FHLMC
3.450%, due 9/1/32	100,000	101,587
		658,349
New York — 9.3%
City of New York NY, General Obligation Bonds
Series 2
1.950%, due 2/1/55(b)(c)	1,000,000	1,000,000
Fallsburg Central School District, General Obligation Bonds
Insured: BAM
2.000%, due 6/15/32	400,000	360,814
New York City Housing Development Corp., Revenue Bonds
Series 2024-8SPR A
5.458%, due 12/15/43	1,000,000	1,022,810
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series 2
1.950%, due 5/1/55(b)(c)	800,000	800,000
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.749%, due 11/15/33	250,000	268,384
New York State Energy Research & Development Authority, Revenue Bonds
Series A
5.822%, due 4/1/28	500,000	503,618
West Athens Lime Street Fire District, G.O. Unltd Notes
4.250%, due 9/3/26	250,000	251,679
Westchester Tobacco Asset Securitization Corp., Revenue Bonds
Series B
5.000%, due 6/1/26	1,200,000	1,207,951
		5,415,256

Schedule of Investments ─ NYLI MacKay Muni Short Duration ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

North Carolina — 3.8%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds
3.125%, due 12/1/27(b)(c)	$1,000,000	$1,000,816
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	450,000	519,881
North Carolina Medical Care Commission, Revenue Bonds
3.450%, due 11/1/30	500,000	501,874
Series 1
3.750%, due 10/1/30	200,000	201,051
		2,223,622
North Dakota — 0.5%
City of Grand Forks ND, General Obligation Bonds
Series A
2.250%, due 12/1/28	215,000	211,707
Series B
2.500%, due 12/1/28	100,000	99,514
		311,221
Ohio — 1.7%
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/28	500,000	533,391
Ohio Air Quality Development Authority, Revenue Bonds
3.250%, due 9/1/29	465,000	465,565
		998,956
Oregon — 0.8%
City of Redmond OR, General Obligation Bonds
Series A
5.000%, due 6/1/30	450,000	489,172

Pennsylvania — 3.6%
Pennsylvania Higher Education Assistance Agency, Revenue Bonds
Series 1A
5.000%, due 6/1/30	450,000	478,799
Pennsylvania Turnpike Commission, Revenue Bonds
5.000%, due 12/1/29	1,250,000	1,367,462
Philadelphia Housing Authority, Revenue Bonds
Series A
5.000%, due 3/1/28	250,000	260,867
		2,107,128
Rhode Island — 1.2%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/29	75,000	80,007
5.000%, due 7/1/30	100,000	108,373
5.000%, due 7/1/31	200,000	218,872

	Principal Amount	Value
Municipal Bonds (continued)

Rhode Island (continued)
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.000%, due 12/1/29	$250,000	$267,658
		674,910
Tennessee — 2.1%
County of Campbell TN, General Obligation Bonds
Insured: AG
2.000%, due 6/1/31	400,000	374,896
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.000%, due 7/1/31	310,000	344,162
New Memphis Arena Public Building Authority, Revenue Bonds
1.090%, due 4/1/27(a)	475,000	474,078
		1,193,136
Texas — 12.5%
Andrews County Hospital District, General Obligation Bonds
5.000%, due 3/15/29	355,000	375,585
City of San Antonio TX Airport System, Revenue Bonds
Series A
5.000%, due 7/1/26	400,000	403,981
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: BAM
6.500%, due 3/1/28	790,000	851,154
Las Varas Public Facility Corp., Revenue Bonds
Series A
3.350%, due 11/1/44(b)(c)	600,000	600,443
Leander Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
2.620%, due 8/15/28(a)	450,000	421,175
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	430,000	419,098
Mckinney Municipal Utility District No 2, General Obligation Bonds
Insured: BAM
6.500%, due 9/1/31	750,000	838,597
Midland County Fresh Water Supply District No 1, Revenue Bonds
Series A
4.200%, due 9/15/32(a)	500,000	379,822
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.000%, due 1/1/30	895,000	949,511
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B Insured: GNMA COLL
3.650%, due 1/1/28	500,000	506,698
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds
5.000%, due 1/1/27	700,000	712,624

Schedule of Investments ─ NYLI MacKay Muni Short Duration ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
University of Houston, Revenue Bonds
Series A
5.000%, due 2/15/28	$175,000	$175,391
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
6.250%, due 12/1/26	620,000	637,653
		7,271,732
Virginia — 1.3%
Virginia Housing Development Authority, Revenue Bonds
Series 1
3.550%, due 1/1/27	500,000	502,942
Series G
3.125%, due 7/1/56(b)(c)	250,000	250,030
		752,972
West Virginia — 0.6%
West Virginia Economic Development Authority, Revenue Bonds
Series RE
3.300%, due 1/1/41(b)(c)	350,000	353,508

Wisconsin — 3.5%
PMA Levy & Aid Anticipation Notes Program, Revenue Notes
Series B
5.000%, due 4/2/26	1,490,000	1,495,961
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 9/1/56	500,000	557,037
		2,052,998
Total Municipal Bonds
(Cost $56,370,928)		56,942,366

	Shares	Value
Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(d)
(Cost $359,970)	359,970	359,970

Total Investments — 102.2% (Cost $58,683,110)		59,257,957
Other Assets and Liabilities, Net — (2.2)%		(1,274,223)
Net Assets — 100.0%		$57,983,734

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2026.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	Reflects the 1-day yield at January 31, 2026.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
GTD	- Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
ST AID WITHHLDG	- State Aid Withholding

Schedule of Investments ─ NYLI MacKay Muni Short Duration ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Corporate Bonds	$—	$1,955,621	$—	$1,955,621
Municipal Bonds	—	56,942,366	—	56,942,366
Short-Term Investment:
Money Market Fund	359,970	—	—	359,970
Total Investments in Securities	$359,970	$58,897,987	$—	$59,257,957

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.